General and Administrative Expenses (Details) - Schedule of general and administrative expenses - General and Administrative Expense [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General and Administrative Expenses (Details) - Schedule of general and administrative expenses [Line Items]
Salaries and social welfare	$ 787,700	$ 1,358,629	$ 1,068,643
Service fee	1,469,810	750,734	1,493,403
Office expense	79,733	268,555	391,850
Research & Development			301,713
Depreciation &Amortization	83,531	138,811	79,177
Stock compensation		69,176	247,134
Entertainment fee	3,348	4,176	22,593
Travel Expense	57,237	1,056	17,902
Others	842	2,671	53,050
Total General and administrative expenses	$ 2,482,201	$ 2,593,808	$ 3,675,465